Tax assets - Current tax assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax assets
Prepaid Income tax and social contribution (IR/CS)	R$ 29,976	R$ 15,615
Current tax assets	29,976	15,615
Current tax assets, current	6,400	14,143
Current tax assets, non-current	R$ 23,576	R$ 1,472